Investment in associates (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Schedule of investments in associates

	Versamet	Calibre	Other	Total
	$	$		$

Balance at December 31, 2023	—	130,953	3,139	134,092
Interest acquired (Note 9 )	88,933	—	1,589	90,522
Share of net (loss) income	(1,866)	4,874	(378)	2,630
Interest disposed	—	(83,480)	—	(83,480)
Transfer to long-term investments	—	(43,363)	—	(43,363)
Loss on dilution	—	(8,984)	—	(8,984)
Balance at December 31, 2024	87,067	—	4,350	91,417
Share of net income (loss)	2,566	—	(3,321)	(755)
Interest acquired	—	—	7,521	7,521
Balance at December 31, 2025	89,633	—	8,550	98,183